NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Schedule of Notes Payable

	2015		2014
(millions of Canadian $, unless otherwise noted)	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31	Outstanding at December 31	Weighted Average Interest Rate per Annum at December 31

Canadian	697	0.8%	1,540	1.2%
U.S. (2015 – US$376; 2014 – US$800)	521	1.1%	927	0.7%
	1,218		2,467

Schedule of Credit Facilities
These unsecured credit facilities included the following:

					year ended December 31
at December 31, 2015					2015	2014	2013
Amount	Unused Capacity	Borrower	Description	Matures	Cost to maintain
					(millions of Canadian $)
$3 billion	$3 billion	TCPL	Committed, syndicated, revolving, extendible TCPL credit facility	December 2020	6	6	4
US$1 billion	US$1 billion	TCPL	Committed, syndicated, revolving, extendible TCPL credit facility	December 2016	—	—	—
US$0.5 billion	US$0.5 billion	TCPL USA	Committed, syndicated, revolving, extendible TCPL USA credit facility, guaranteed by TCPL	December 2016	3	2	1
US$1.5 billion	US$1.5 billion	TAIL/TCPM	Committed, syndicated, revolving, extendible TAIL/TCPM credit facility, guaranteed by TCPL	December 2016	2	1	—
$1.7 billion	$0.7 billion	TCPL/TCPL USA	Supports the issuance of letters of credit and provides additional liquidity	Demand	—	—	—